Postretirement Health-Care And Life-Insurance Plans (Schedule Of Weighted Average Actuarial Assumptions) (Details) (Postretirement Plan [Member])	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Postretirement Plan [Member]
Net periodic benefit cost, Discount rate	5.10%	6.30%	6.40%
Plan obligations, Discount rate	5.30%	5.10%	6.30%
Plan obligations, Health-care cost trend assumed for the next year	8.00%	8.00%	8.50%
Plan obligations, Rate to which the cost trend is assumed to decline	5.00%	5.00%	5.00%
Plan obligations, Year that rate reaches the ultimate trend rate	2017	2016	2016